Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions - shares		12 Months Ended
	Jun. 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)		166,144	166,144
Five year quoted future metal price
Five year quoted future silver price		US$28.62	US$29.38
Risk-free rate		4.00%	3.40%
Credit spread		4.00%	5.30%
Share price volatility		60.00%	60.00%
Silver royalty discount factor		9.20%	8.60%
Gold in thousands of ounces [Member]
Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)	10,500	10,500
Silver in thousands of ounces [Member]
Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)	29,876	29,876
Copper in millions of pounds [Member]
Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)	19,322	19,322
Molybdenum in millions of pounds [Member]
Secured Note Liabilities (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)	152	152
Gold per ounce [Member]
Five year quoted future metal price
Five year quoted future silver price	US$2,346.82	US$2,553.60
Silver per ounce [Member]
Five year quoted future metal price
Five year quoted future silver price	US$27.48	US$28.62
Copper per pound [Member]
Five year quoted future metal price
Five year quoted future silver price	US$3.65	US$4.08
Molybdenum per pound [Member]
Five year quoted future metal price
Five year quoted future silver price	US$29.26	US$24.89
Inputs and assumptions [Member]
Five year quoted future metal price
Risk-free rate	3.90%	4.00%
Credit spread	5.40%	4.00%
Share price volatility	60.00%	60.00%
Silver royalty discount factor	9.10%	9.20%